Submission	Sep. 23, 2025
Submission [Line Items]
Central Index Key	0001992243
Registrant Name	T1 Energy Inc.
Registration File Number	333-286455
Form Type	S-3
Submission Type	S-3/A
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A